NAA ALL CAP VALUE SERIES

NAA LARGE CAP VALUE SERIES

NAA LARGE CORE SERIES

NAA LARGE GROWTH SERIES

NAA MID GROWTH SERIES

NAA SMALL CAP VALUE SERIES

NAA SMALL GROWTH SERIES

NAA SMID-CAP VALUE SERIES

NAA WORLD EQUITY INCOME SERIES

Managed by

New Age Alpha Advisors, LLC

(d/b/a New Age Alpha)

PROSPECTUS

April 30, 2025

For information or assistance in opening an account,

please call toll-free (833) 840-3937.

This Prospectus has information about the Funds you should know before investing. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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SUMMARY – NAA ALL CAP VALUE SERIES

INVESTMENT OBJECTIVE

The NAA All Cap Value Series (the “Fund”) seeks long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.13%
Less Management Fee Reductions and/or Expense Reimbursements(1)(2)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)(2)	1.04%

(1)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.04% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$341	$604	$1358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-, mid-, and small capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential and cash flows.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.6 billion and $23.4 billion as of December 31, 2024.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5 billion as of December 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, rights, REITs, options, warrants, convertible debt securities of U.S. and U.S. -dollar denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P Composite 1500 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities. actuarial

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
-4.70%
22.71%
14.77%
-10.62%
23.74%
1.88%
26.95%
-1.17%
8.52%
10.25%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	20.29%
Lowest Quarter	March 31, 2020	-29.95%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA All Cap Value Series	10.25%	8.87%	8.54%
S&P Composite 1500 Value Index (reflects no deduction for fees, expenses, or taxes)	12.15%	10.44%	9.91%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.98%	8.60%	8.40%

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager of the Fund since inception and of the Predecessor Fund since 2018	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – NAA LARGE CAP VALUE SERIES

INVESTMENT OBJECTIVE

The NAA Large Cap Value Series (the “Fund”) seeks long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.02%
Less Management Fee Reductions and/or Expense Reimbursements(1)(2)	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)(2)	0.96%

(1)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.96% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$312	$551	$1,237

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential and cash flows.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, rights, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder.

The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 500 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
-5.08%
21.41%
15.81%
-9.53%
21.82%
2.21%
27.03%
-1.32%
9.27%
13.46%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	18.57%
Lowest Quarter	March 31, 2020	-28.41%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA Large Cap Value Series	13.46%	9.70%	8.86%
S&P 500® Value Index (reflects no deduction for fees, expenses, or taxes)	12.29%	10.49%	10.01%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	14.37%	8.68%	8.49%

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager of the Fund since inception and of the Predecessor Fund since 2018	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – NAA LARGE CORE SERIES

INVESTMENT OBJECTIVE

The NAA Large Core Series (the “Fund”) seeks long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16%
Less Management Fee Reductions and/or Expense Reimbursements(1)(2)	(0.22%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)(2)	0.94%

(1)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.94% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$324	$595	$1,369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “core” characteristics. The Fund defines “core” as investments that typically represent a balance between value and growth investing. However, any particular security may have different degrees of growth or value characteristics. The Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

The Fund will primarily invest in equity securities, including common stocks, rights, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles, such as mutual funds and exchange-traded funds (“ETFs”), for portfolio management purposes, including cash and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500 Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance.

In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Sector Concentration Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market it may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25,2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
1.50%
13.35%
22.22%
-6.56%
29.97%
18.78%
28.48%
-20.67%
26.90%
25.88%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	23.18%
Lowest Quarter	March 31, 2020	-21.88%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA Large Core Series	25.88%	14.10%	12.69%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager since inception	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – NAA LARGE GROWTH SERIES

INVESTMENT OBJECTIVE

The NAA Large Growth Series (the “Fund”) seeks long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.18%
Less Management Fee Reductions and/or Expense Reimbursements(2)(3)	(0.14%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(2)(3)	1.04%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

(3)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.01% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$346	$621	$1,406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “growth” characteristics. The Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. -dollar denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-t raded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500 Growth Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Sector Concentration Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market it may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
5.49%
8.72%
30.11%
-3.63%
33.92%
37.87%
27.77%
-30.69%
39.91%
32.18%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	30.06%
Lowest Quarter	June 30, 2022	-21.71%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA Large Growth Series	32.18%	17.69%	15.83%
S&P 500® Growth Index (reflects no deduction for fees, expenses, or taxes)	36.04%	17.09%	15.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	33.36%	18.96%	16.78%

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager since inception	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – NAA MID GROWTH SERIES

INVESTMENT OBJECTIVE

The NAA Mid Growth Series (the “Fund”) seeks long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.17%
Less Management Fee Reductions and/or Expense Reimbursements(2)(3)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(2)(3)	1.08%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

(3)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.07% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$353	$626	$1,404

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 165% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Mid-capitalization securities that the Adviser considers having “growth” characteristics. The Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.6 billion and $23.4 billion as of December 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceed the S&P MidCap 400 Growth Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Sector Concentration Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market it may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-0.08%
8.65%
24.67%
-7.10%
32.70%
32.10%
13.69%
-27.78%
26.41%
17.37%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	32.11%
Lowest Quarter	March 31, 2020	-23.91%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA Mid Growth Series	17.37%	9.98%	10.38%
S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes)	15.95%	10.01%	9.87%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	22.10%	11.47%	11.54%

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager since inception	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – NAA SMALL CAP VALUE SERIES

INVESTMENT OBJECTIVE

The NAA Small Cap Value Series (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%
Less Management Fee Reductions and/or Expense Reimbursements(1)(2)	(0.10%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)(2)	1.17%

(1)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.17% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$383	$677	$1,516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in small capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5 billion as of December 31, 2024

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P SmallCap 600 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Sector Concentration Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market it may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
-6.62%
26.60%
3.70%
-12.66%
22.58%
-0.97%
26.18%
-3.74%
10.29%
8.51%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	26.75%
Lowest Quarter	March 31, 2020	-33.97%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA Small Cap Value Series	8.51%	7.56%	6.57%
S&P Small Cap 600 Value Index (reflects no deduction for fees, expenses, or taxes)	7.55%	8.10%	8.18%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	8.05%	7.29%	7.14%

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager of the Fund since inception and of the Predecessor Fund since 2018	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – NAA SMALL GROWTH SERIES

INVESTMENT OBJECTIVE

The NAA Small Growth Series (the “Fund”) seeks long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.47%
Less Management Fee Reductions and/or Expense Reimbursements(2)(3)	(0.31%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(2)(3)	1.16%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

(3)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.14% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$402	$742	$1,703

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in small capitalization securities that the Adviser considers having “growth” characteristics. The Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5 billion as of December 31, 2024

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P SmallCap 600 Growth Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance.

In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	32.21%
Lowest Quarter	March 31, 2020	-28.59%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA Small Growth Series	12.76%	7.06%	8.07%
S&P Small Cap 600 Growth Index (reflects no deduction for fees, expenses, or taxes)	9.63%	8.24%	9.55%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	15.15%	6.86%	8.09%

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager since inception	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – NAA SMID-CAP VALUE SERIES

INVESTMENT OBJECTIVE

The NAA SMid-Cap Value Series (the “Fund”) seeks long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.15%
Less Management Fee Reductions and/or Expense Reimbursements(1)(2)	(0.08%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)(2)	1.07%

(1)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.07% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$349	$617	$1,383

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Small- and Mid-capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.6 billion and $23.4 billion as of December 31, 2024.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5 billion as of December 31, 2024

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the S&P 1000 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	23.86%
Lowest Quarter	March 31, 2020	-30.99%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA SMid-Cap Value Series	9.05%	8.67%	8.42%
S&P 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	10.36%	9.57%	8.83%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	10.98%	8.44%	7.81%

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager of the Fund since inception and of the Predecessor Fund since 2018	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – NAA WORLD EQUITY INCOME SERIES

INVESTMENT OBJECTIVE

The NAA World Equity Income Series (the “Fund”) seeks total return comprised of capital appreciation and current income.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.14%
Less Management Fee Reductions and/or Expense Reimbursements(1)(2)	(0.08%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)(2)	1.06%

(1)	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.06% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

(2)	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$346	$612	$1,371

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in dividend-yielding equity securities. The Fund is not limited in the percentage of assets it may invest in securities listed, traded, or dealt in any one country, region, or geographic area, and it may invest in several countries throughout the world, including emerging markets.

While the Fund tends to focus its investments in equity securities of large capitalization companies, it can also invest in companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Fund may thus invest a significant portion of its assets in small- and mid-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, REITs, preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible debt securities and warrants. Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund invests in securities denominated in a wide variety of currencies.

The Fund may invest in various investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds, to manage its cash position or gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

The Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers. These investments may include both investment-grade and high-yield fixed income securities.

The Fund may invest in securities of “investment grade” quality. “Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s), BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities, often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by Standard & Poor’s, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality.

The Fund may seek to reduce its interest rate or foreign currency exposure by engaging in transactions and derivatives designed to hedge against adverse movements in interest rates or foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, swaps, and options. At times, the Fund may engage in extensive foreign currency hedging transactions.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P Developed BMI Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and result in substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk. Non-U.S. securities may be subject to additional risks due to, among other things, political, social, and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting, and audit environments. These additional risks may be heightened for emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting, auditing, and financial record-keeping standards or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may differ from investments in developed markets. A lack of reliable information, rights, and remedies increases the risk of investing in emerging markets compared to more developed ones.

Foreign Currency Risk. The Fund may be exposed to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods for several reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Foreign currencies may decline in value relative to the U.S. dollar and other currencies, affecting the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency being hedged, thereby affecting the Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose not to hedge its currency risks.

Fixed-Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect the Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this happens, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds (or “junk bonds”), present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. These bonds offer the potential for higher return but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may be unable to make its interest and principal payments (credit quality risk). If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income distribution may be reduced.

Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and more significant than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund’s derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund’s costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including Non-deliverable forwards (“NDFs”), are derivative instruments under a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Using foreign currency forward contracts may expose the Fund to additional risks, such as credit, liquidity, and counterparty risks, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.

PERFORMANCE SUMMARY

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Calendar Year Returns

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	16.77%
Lowest Quarter	March 31, 2020	-23.25%

Average Annual Total Returns
(for periods ended December 31, 2024)

	One Year	Five Years	10 Years
NAA World Equity Income Series	12.59%	8.33%	7.69%
S&P Developed BMI Index (reflects no deduction for fees, expenses, or taxes)	17.32%	10.74%	9.94%
MSCI World Index (Net)[1] Index (reflects no deduction for fees, expenses, or taxes)	18.67%	11.17%	9.95%

[1]	The MSCI World Index (Net) returns reflect reinvested dividends net of foreign withholding taxes, but reflect no deductions for fees, expenses or other taxes. The returns are calculated by applying withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.

MANAGEMENT OF THE FUND

New Age Alpha Advisors, LLC (d/b/a New Age Alpha) is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Armen Arus	Portfolio Manager since inception	Chief Executive Officer
Julian Koski	Portfolio Manager since inception	Chief Investment Officer
Hugo Chang	Portfolio Manager since inception	Head of Research
Konstantin Tourevski	Portfolio Manager since inception	Managing Partner
Burak Hurmeydan	Portfolio Manager since inception	Head of Quantitative Strategies
Gennadiy Khayutin	Portfolio Manager since April 2025	Managing Partner

PURCHASE AND SALE OF FUND SHARES

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Fund only through participating insurance companies.

We redeem Shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

TAX INFORMATION

The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their tax advisors for more information on their tax situation, including possible state or local taxes. Refer to the Prospectus of your insurance company’s separate account for a discussion of the tax status of your variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. The Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include the Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

This section of the Prospectus provides additional information about the investment practices and related risks of the Funds. The Board of Trustees (the “Board”) has reserved the right to change each Fund’s investment objective or 80% investment policy without shareholder approval upon at least sixty (60) days’ prior written notice to shareholders.

INVESTMENT OBJECTIVES

Fund	Investment Objective
NAA All Cap Value Series	Long-term capital growth.
NAA Large Cap Value Series	Long-term capital growth.
NAA Large Core Series	Long-term capital growth.
NAA Large Growth Series	Long-term capital growth.
NAA Mid Growth Series	Long-term capital growth.
NAA Small Cap Value Series	Long-term capital appreciation.
NAA Small Growth Series	Long-term capital appreciation.
NAA SMid-Cap Value Series	Long-term capital growth.
NAA World Equity Income Series	Total return comprised of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

H-factor Scores Methodology. In selecting investments for each Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for each Fund, the Adviser will apply its proprietary h-factor methodology in its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. The Fund defines “actuarial risk principals” as applying statistical and mathematical practices similar to those used in actuarial science. These practices use mathematics, statistics, and financial theory to evaluate various investment options’ potential risks and returns. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Funds will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, redemption requests are met, or derivatives transactions are closed or unwound.

NAA All Cap Value Series (the “All Cap Fund”)

Under normal circumstances, the All Cap Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-, mid-, and small-capitalization securities that the Adviser considers having “value” characteristics. The All Cap Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.6 billion and $23.4 billion as of December 31, 2024.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5 billion as of December 31, 2024.

The All Cap Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). The All Cap Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

NAA Large Cap Value Series (the “Large Cap Value Fund”)

Under normal circumstances, the Large Cap Value Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “value” characteristics. The Large Cap Value Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024.

The Large Cap Value Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and ADRs. It may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and ETFs, including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

NAA Large Core Series (the “Large Core Fund”)

Under normal circumstances, the Large Core Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “core” characteristics. The Large Core Fund defines:

●	“core” as investments that typically represent a balance between value and growth investing, although any particular security may have different degrees of growth or value characteristics.

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024.

The Large Core Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and ADRs. The Large Core Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and ETFs, including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

NAA Large Growth Series (the “Large Growth Fund”)

Under normal circumstances, the Large Growth Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “growth” characteristics. The Large Growth Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields), each as compared to their industry or the overall market.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024.

The Large Growth Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and ADRs. It may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and ETFs, including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

NAA Mid Growth Series (the “Mid Growth Fund”)

Under normal circumstances, the Mid Growth Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Mid-capitalization securities that the Adviser considers having “growth” characteristics. The Mid Growth Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.6billion and $23.4 billion as of December 31, 2024.

The Mid Growth Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and ADRs. It may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and ETFs, including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

NAA Small Cap Value Series (the “Small Value Fund”)

Under normal circumstances, the Smal Value Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in small capitalization securities that the Adviser considers having “value” characteristics. The Small Value Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5billion as of December 31, 2024.

The Small Value Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and ADRs. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and ETFs, including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

NAA Small Growth Series (the “Small Growth Fund”)

Under normal circumstances, the Small Growth Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in small capitalization securities that the Adviser considers having “growth” characteristics. The Small Growth Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5billion as of December 31, 2024.

The Small Growth Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and ADRs. It may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and ETFs, including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

NAA Smid-Cap Value Series (the “SMid Fund”)

Under normal circumstances, the SMid Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Small- and Mid-capitalization securities that the Adviser considers having “value” characteristics. The SMid Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.6 billion and $23.4 billion as of December 31, 2024.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5billion as of December 31, 2024.

The SMid Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and ADRs. The SMid Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and ETFs, including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

NAA World Equity Income Series (the “World Fund”)

Under normal circumstances, the World Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in dividend-yielding equity securities. The World Fund is not limited in the percentage of assets it may invest in securities listed, traded, or dealt in any one country, region, or geographic area, and it may invest in several countries throughout the world, including emerging markets.

While the World Fund tends to focus its investments in equity securities of large capitalization companies, it can also invest in companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. The World Fund defines:

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.8 billion and $3.8 trillion as of December 31, 2024.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.6 billion and $23.4 billion as of December 31, 2024.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $412 million and $8.5 billion as of December 31, 2024.

At times, the World Fund may thus invest a significant portion of its assets in small- and mid-capitalization companies. The equity securities in which the World Fund may invest include, but are not limited to, common stock, REITs, preferred stock, ADRs, Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible debt securities and warrants. The World Fund invests in securities denominated in a wide variety of currencies.

The World Fund may invest in various investment vehicles, such as ETFs and other mutual funds, to manage its cash position or gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

The World Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers. These investments may include both investment-grade and high-yield fixed income securities.

The Fund may invest in securities of “investment grade” quality. “Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s), BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities, often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by Standard & Poor’s, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality.

The World Fund will seek to reduce its interest rate or foreign currency exposure by engaging in transactions and derivatives designed to hedge against adverse movements in interest rates or foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, swaps, and options. The World Fund may sometimes engage in extensive foreign currency hedging transactions.

The Adviser’s goal will be to construct a well-diversified portfolio comprised of securities that collectively can provide dividend yields over the World Fund’s benchmark, the MSCI World Index (Net) (“MSCI Index”), and typically lower historical volatility. In selecting investments, the Adviser will consider the dividend yield potential of each security, the historical volatility of each security, the correlation between securities, trading liquidity, and market capitalization, among other factors or security characteristics. The Adviser may also consider transaction costs and overall exposure to countries, sectors, and stocks. While the portfolio may be comprised of a large portion of securities that are included within the MSCI Index, a broad-based index that captures large- and mid-cap representations across a large number of developed markets countries globally, the World Fund may also invest in securities that are not included in the MSCI Index. The World Fund may invest in a limited number of sectors or industries, including the technology, consumer staples, and financial sectors.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

DESCRIPTION OF INDEXES

Certain Funds’ investment strategies are expected to exceed the total return of an index, as noted above. The reference indexes are described below.

Fund	Reference Index	Description
NAA All Cap Value Series	S&P Composite 1500® Value Index	The S&P Composite 1500 Value measures constitute from the S&P Composite 1500 that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price.
NAA Large Cap Value Series	S&P 500® Value Index	The S&P 500 Value measures constitute from the S&P 500 that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price.
NAA Large Core Series	S&P 500® Index	The S&P 500 is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
NAA Large Growth Series	S&P 500® Growth Index	The S&P 500 Growth measures constituents from the S&P 500 that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price, and momentum.
NAA Mid Growth Series	S&P MidCap 400® Growth Index	The S&P MidCap 400 Growth Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500 Growth Index, is designed to measure the performance of 400 mid-sized growth companies, reflecting the distinctive risk and return of this market segment.
NAA Small Cap Value Series	S&P SmallCap 600® Value Index	The S&P SmallCap 600 Value measures constituents from the S&P SmallCap 600 that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price. The S&P SmallCap 600 seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.
NAA Small Growth Series	S&P SmallCap 600® Growth Index	The S&P SmallCap 600 Growth measures constituents from the S&P SmallCap 600 that are classified as growth stocks based on three factors: sales growth, the ratio of earnings to price, and momentum.
NAA SMid-Cap Value Series	S&P 1000® Value Index	The S&P 1000 Value is a subset of the S&P 1000, which includes the S&P 400 and S&P 600 indices. The components of this index were selected based on their value potential with respect to sales, earnings relative to price, and momentum.
NAA World Equity Income Series	S&P Developed BMI® Index	The S&P Developed BMI is a market capitalization weighted index that defines and measure the investable universe of publicly traded companies domiciled in countries outside the U.S., including 25 developed markets.

PRINCIPAL INVESTMENT RISKS

	All Cap Series	Large Cap Value Series	Large Core Series	Large Growth Series	Mid Cap Series	Small Cap Value Series	Small Growth Series	SMid-Cap Series	World Equity Series
Convertible Securities Risk	X	X	X	X	X	X	X	X	X
Credit Risk									X
Counterparty Credit Risk									X
Depositary Receipt Risk	X	X	X	X	X	X	X	X	X
Derivatives Risk									X
Emerging Markets Risk									X
Equity Securities Risk	X	X	X	X	X	X	X	X	X
Fixed-Income Securities Risk									X
Foreign Currency Risk									X
Foreign Currency Forward Contracts Risk									X
Foreign Securities Risk	X	X	X	X	X	X	X	X	X
Futures Contracts Risk									X
Growth Investing Risk				X			X
Interest Rate Risk									X
Investment Company Risk	X	X	X	X	X	X	X	X	X
Large-Capitalization Company Risk	X	X	X	X					X
Leverage Risk									X
Management Style Risk	X	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X	X
Mid-Capitalization Company Risk	X				X			X	X
Options Risk	X	X	X	X	X	X	X	X	X
Portfolio Turnover Risk									X
Preferred Stock Risk	X	X	X	X	X	X	X	X	X
Prepayment Risk									X
REITs Risk	X	X	X	X	X	X	X	X	X
Sector Concentration Risk			X	X	X	X
Small-Capitalization Company Risk	X					X	X	X	X
Swap Agreements Risk									X
Value Investing Risk	X	X			X	X		X
Warrants Risk	X	X	X	X	X	X	X	X	X

Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or a Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Using derivatives may result in leverage, which may cause a Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for a Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. A Fund’s derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which a Fund invests.

Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund’s costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the Fund’s other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

Counterparty Credit Risk. A Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments to hedge a position or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), a Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to a Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in such Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments under a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Using foreign currency forward contracts may expose the Fund to additional risks, such as credit, liquidity, and counterparty risks, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.

Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by a Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of a Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by a Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Swap Agreements Risk. Swap agreements are contracts between a Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in a Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Equity Securities Risk. Equity risk is the risk that securities held by a Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by a Fund; the price of common stock of an issuer may be susceptible to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. Also, the common stock of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the security issuer experiences a decline in its financial condition. Common equity securities in which a Fund will invest are structurally subordinated to preferred stocks, bonds, and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation preference, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Additionally, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase. Below are additional risks related to specific equity securities the Funds invest in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects a Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, a Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock. Preferred stocks may receive dividends, but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage, resulting in a high dividend yield or yield to maturity. The risks of preferred stocks include a lack of voting rights, and the Adviser may incorrectly analyze the security, resulting in a loss to a Fund. Furthermore, preferred stock dividends are not guaranteed, and management can forego the preferred dividend, resulting in a loss to a Fund. Preferred stock may also be convertible into the common stock of the issuer. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and liquidation. The Funds may invest in preferred stock with any or no credit rating. Preferred stock market values may change based on changes in interest rates.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer decides to do so, this action could hurt a Fund’s ability to achieve its investment objectives.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than its underlying security, and a warrant may offer greater potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Fixed-Income Securities Risk. The value of a Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

Credit Risk. A Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect a Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect a Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

Prepayment Risk. Certain debt instruments, including loans, mortgages, and other asset-backed securities, are subject to the risk that principal payments may occur more quickly or earlier than expected. If this happens, a Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in

Depositary Receipt Risk. A Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in a Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk. Non-U.S. securities may be subject to additional risks due to, among other things, political, social, and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting, and audit environments. These additional risks may be heightened for emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting, auditing, and financial record-keeping standards or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may differ from investments in developed markets. A lack of reliable information, rights, and remedies increases the risk of investing in emerging markets compared to more developed ones.

Foreign Currency Risk. The Fund may be exposed to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods for several reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Foreign currencies may decline in value relative to the U.S. dollar and other currencies, affecting the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency being hedged, thereby affecting the Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose not to hedge its currency risks.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may lack dividends that could help cushion prices in a declining market. Growth investing may be out of favor with investors occasionally, and growth stocks may underperform the securities of other companies or the stock market in general.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. The Adviser’s method of security selection may not be successful, and a Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of a Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Market Risk. Market risk is the risk that the value of the securities in a Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general market conditions. Certain market events could increase volatility, exacerbate market risk, and result in trading halts, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, terrorism, military action, epidemics, pandemics, or other public health issues. Any preceding market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot be foreseen or quickly addressed.

Such events and other market events may cause significant declines in the values and liquidity of many securities and other instruments and significant disruptions to global business activity and financial markets. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Funds. During periods of market volatility, security prices (including securities held by the Funds) could change drastically and rapidly and, therefore, adversely affect the Funds.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-capitalization companies normally have fewer outstanding shares than larger ones, it may be more difficult to buy or sell significant shares without unfavorable impacts on prevailing prices. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Portfolio Turnover Risk: A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. Buying or selling portfolio securities may be appropriate due to economic, market, or other factors that are not within the Adviser’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period. Frequent and active trading may result in greater expenses to the Fund, which may lower its performance and may result in substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Sector Concentration Risk. To the extent a Fund invests a relatively high percentage of its assets in the securities of companies in the same or related businesses (market sectors), the Fund will have greater exposure to the risks associated with those sectors, including the risk that the securities of companies within the sectors will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sectors. To the extent a Fund is underweight other sectors, the Fund may be unable to take advantage of progress or advances in those sectors. A fund that is more diversified across numerous sectors may perform better than a Fund if the sectors in which the Fund is overweight perform poorly or the sectors in which the Fund is underweight perform well.

Small-Capitalization Company Risk. A Fund may be subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Generally, securities of companies with smaller market capitalizations trade in lower volumes and may be less liquid. They may be more susceptible to market fluctuations than securities of larger, more established companies. Accordingly, it may be difficult for a Fund to sell securities of small capitalization companies at a desired time or price. In addition, smaller companies may have inexperienced management and limited product lines or markets, be less financially secure than larger companies, or depend on fewer key personnel. Thus, smaller companies may be more negatively affected by adverse developments to these product lines or markets and key personnel than larger companies.

REITs Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of the real estate, including declines in the value of the real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, overbuilding, changes in interest rates, and liabilities resulting from environmental problems. Generally, REITs can be classified as equity, mortgage, or hybrid. Equity REITs invest most of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to their real estate types, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing, and mixed-property types. Mortgage REITs invest most of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. All REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs may not be diversified with regard to the types of tenants, may not be diversified in relation to the geographic locations of the properties, are subject to cash flow dependency and defaults by borrowers, and could fail to qualify for tax-free pass-through of net income. Net realized gains under the Internal Revenue Code. REITs typically incur fees that are separate from those incurred by a Fund. Accordingly, a Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses in addition to paying Fund expenses.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

OTHER INVESTMENT STRATEGIES AND RELATED RISKS

In addition to the strategies and risks described above, the Funds may invest in other types of securities whose risks are described below, along with certain non-principal risks of the Funds, such as operational risks. Additional information on non-principal investments and their risks can be found in the Funds’ Statement of Additional Information (“SAI”).

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Funds may be susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include but are not limited to infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through hacking or other means of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial of --service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cybersecurity failures or breaches by the Funds’ third-party service providers (including, but not limited to, the Adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Funds’ business operations, potentially resulting in financial losses, the inability of the Funds’ shareholders to transact business and the Funds to process transactions, inability to calculate the Funds’ net asset values, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. The Funds and their shareholders could be negatively impacted by successful cyber-attacks against or security breakdowns of, the Funds or their third-party service providers.

The Funds may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot directly control any cybersecurity plans and systems put in place by third-party service providers. Cybersecurity risks are also present for issuers of securities the Funds invest in. This could result in material adverse consequences for such issuers, and may cause the Funds’ investments in such securities to lose value.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks and result in substantial breakdowns, delays, shutdowns, social isolation, and other disruptions to significant global, local, and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies, reduce the availability of potential investment opportunities, and increase the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Funds may have difficulty achieving their investment objectives, adversely impacting Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Adviser third-party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for specific instruments, and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. These could significantly impact the Funds’ performance, resulting in losses to your investment.

Investments in Money Market Instruments and Temporary Defensive Positions. A Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements, and money market mutual fund shares (“Money Market Instruments”), to maintain liquidity or pending the selection of investments. A Fund can take temporary defensive positions to respond to adverse market, economic, political, or other conditions and, in doing so, may invest up to 100% of its assets in Money Market Instruments. When a Fund invests in a money market mutual fund, the shareholders of the Fund will be subject to duplicative management fees. To the extent a Fund holds other registered investment companies, including money market mutual funds, the Fund will incur acquired fund fees and expenses (as defined by the Securities and Exchange Commission (“SEC”)). Anytime a Fund takes a temporary defensive position, it will not achieve its investment objective.

Portfolio Holdings and Disclosure Policy. The Funds’ SAI, which is available on the Fund’s website at www.naafunds.com, describes its policies and procedures regarding portfolio holdings disclosure.

Additional Information. Whether a Fund is an appropriate investment for an investor depends on the investor’s financial resources and individual investment goals and objectives. The Funds may not be suitable for investors who engage in short-term trading and other speculative strategies and styles.

FUND MANAGEMENT

The Investment Adviser

New Age Alpha Advisors, LLC (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A101, Rye, New York 10580, is the Fund’s investment adviser. Under the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides each Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. As of December 31, 2024, the Adviser had approximately $2.6 billion in assets under management. The Adviser provides investment advisory services to private funds, institutional investors, and high-net-worth individuals. Its services primarily focus on equity and fixed-income strategies using its proprietary h-factor investment methodology.

Under the Advisory Agreement, for its services, the Large Core Fund pays the Adviser a monthly investment advisory fee (“Management Fee”) computed at the annual rate of 0.75% of the average daily net assets of the Fund up to $500 million, 0.725% of the average daily net assets of the Fund over $500 million up to $1 billion, 0.70% of the average daily net assets of the Fund over $1 billion up to $1.5 billion, 0.65% of average daily net assets of the Fund over $1.5 billion up to $2 billion, 0.60% of the average daily net assets of the Fund over $2 billion up to $2.5 billion, 0.55% of the average daily net assets of the Fund over $2.5 billion up to $3 billion, and 0.50% of the average daily net assets of the Fund over $3 billion. Each other Fund pays the Adviser a monthly Management Fee computed at the annual rate as a percentage of the average daily net assets of the Fund listed in the table below:

Series	Management Fee as a Percentage of Average Daily Net Assets
All Cap Series	0.70%
Large Cap Value Series	0.65%
Large Core Series	0.75%
Large Growth Series	0.65%
Mid Growth Series	0.75%
Small Cap Value Series	0.75%
Small Growth Series	0.75%
SMid Cap Series	0.75%
World Equity Income Series	0.70%

Under an expense limitation agreement, the Adviser has agreed to reduce the Management Fee and reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses as described in a footnote to each Fund’s Fee and Expense table. A discussion regarding the Board’s approval of the investment advisory agreement for each Fund is available in the Funds’ annual financial statements and additional information for the period ended December 31, 2024.

Portfolio Managers

The following individuals have primary responsibility for the daily management of each Fund’s portfolio:

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of the Adviser and the Chief Executive Officer of the Adviser. Before founding the Adviser, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of the Adviser and the Chief Investment Officer of the Adviser. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of New Age Alpha in charge of Index Development. Before New Age Alpha, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski a Managing Partner of the Adviser and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Burak Hurmeydan, Ph.D., will be the Head of Quantitative Strategies at New Age Alpha. Before New Age Alpha, he held similar responsibilities at Security Investors, LLC, also known as Guggenheim Investments, from 2011 through October 2024. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Gennadiy Khayutin is a Managing Partner of the Adviser. Before New Age Alpha, he was the CEO of AWSM, a financial literacy app for teens. Prior to that he was a Senior Portfolio Manager at Guggenheim Investments from 2013 to 2018. He holds a Bachelor of Science in Finance and Information Systems from New York University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and their ownership of shares of the Funds.

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus,” the “Administrator,” or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds’ administrator, transfer agent, and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment, and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating NAVs, and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and other distributions, and (vi) administering custodial and other third-party service provider contracts on behalf of the Funds.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the Funds’ principal underwriter and is the exclusive agent for distributing the shares. The Distributor may sell the Funds’ shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Funds.

HOW THE FUNDS VALUE THEIR SHARES

The NAV of each Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are unreliable due to market or other events, portfolio securities will be valued at their fair values as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. To the extent the assets of a Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Rule 2a-5 under the 1940 Act established an updated regulatory framework for registered investment companies’ fair valuation practices. Under the rule, more of a Fund’s securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices are designed to comply with Rule 2a-5. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee under its valuation policies and procedures, which the Board has approved. The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Adviser has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service, if applicable, does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. While fair value determinations will be based upon all available factors that the Adviser deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability. There can be no assurance that a Fund will obtain the fair value assigned to a security if it sells the security at approximately the time it determines its NAV per share. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when the Adviser values a holding or holdings at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by the Adviser concerning services for which it receives an asset-based fee. For more information on the Trust’s fair value procedures, please see the section titled Calculation of Share Price in the SAI.

Your order to purchase or redeem shares is priced at the NAV next calculated after a Fund receives your order in proper form, following the valuation procedures described above. An order is in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request and, if applicable, payment in full of the purchase amount.

HOW TO BUY SHARES

Purchasing Shares

You may purchase Shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select a Fund as an investment option for your contract or policy.

What Shares Cost

The offering price of a Share is its NAV next determined after the order is considered received by a Fund. The Funds have authorized participating insurance companies to accept purchase orders on their behalf.

The Funds do not impose any sales charges on the purchase of their Shares. Withdrawal charges, mortality and expense risk fees, and other charges may be assessed by participating insurance companies under variable annuity contracts or variable life insurance policies. These fees are described in the Prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

State Escheatment Laws

Please note that your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state escheatment law.

Notes About Purchases

Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Fund shares. To purchase Fund Shares on a particular day, the participating insurance company must receive your instructions by the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) that day and then transmit such order to a Fund or its designated agent per the Fund’s agreement with the participating insurance company.

The Trust reserves the right to suspend the sale of Shares of the Funds temporarily and the right to refuse any order to purchase Shares of the Funds.

If the Trust receives insufficient payment for a purchase or does not receive payment within one (1) business day, it may cancel the purchase, and the separate account may be liable for any losses to a Fund. In addition, the separate account will be liable for any losses or fees incurred by a Fund or its transfer agent in connection with the transaction.

DISTRIBUTION AND SHAREHOLDER SERVICES FEES

The Funds have adopted a Distribution Plan under Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution and shareholder services fees to the Distributor. Each Fund will pay distribution and shareholder services fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds. These services may include providing information about the Funds, teleservicing support, and delivering Fund documents. Payment for these services also may help promote the sale of the Funds’ shares.

The amount of these distribution and shareholder services fees may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products. These payments may influence the products offered or recommended by the intermediary. They may also create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Funds over another investment.

Because the Funds pay these fees out of assets on an ongoing basis, these fees will increase the cost of your investment over time.

REVENUE SHARING PAYMENTS

The Adviser (or its affiliates) may participate in arrangements whereby they compensate, out of their resources and at no additional cost to the Funds or the Funds’ shareholders, financial representatives who sell or insurance companies that issue variable life insurance policies and variable annuity contracts that offer or invest in one or more Funds as underlying investment options. Such payments, commonly referred to as “revenue sharing,” do not increase a Fund’s expenses and are not reflected in the fees and expenses listed in the expense tables of this Prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives, and management representatives of the intermediary. Such compensation may also be paid to intermediaries to include the Funds on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries providing services to the Funds or shareholders, including (without limitation) shareholder servicing and sub-administrative services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries concerning the sale of other investment products. It may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of your variable life insurance or variable annuity contract, through a financial representative, and in the SAI. These payments and 12b-1 fees may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Funds over another investment or the insurance company to offer a Fund as an underlying investment option over other funds. Shareholders should ask an intermediary how the intermediary will be compensated for investments made in the Funds.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund’s shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures to detect and prevent disruptive trading, including market timing in the Funds. Because Shares are held exclusively by insurance company separate accounts rather than directly by the individual contract owners of the separate accounts, the Funds are not in a position to determine directly whether a separate account’s purchase or sale of Fund Shares on any given day represents transactions by single or multiple investors. They can also not determine directly whether multiple purchases and sales by a separate account over any given period represent the activity of the same or of different investors. However, when the Funds become aware of possible market timing activity, they will request the insurance company to provide information on individual investor trading activity. If such information is provided and if it is determined from this information that an investor has engaged in excessive short-term trading, the Funds will seek the insurance company’s cooperation in enforcing the

Funds’ market timing policies. There can be no assurance that an insurance company will agree to preclude an investor from further purchases of Fund Shares, and there may be contractual limits on its ability to do so. If the Funds cannot detect market timing activity, then the Funds may be subject to the disruptions and increased costs discussed above. The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

Additionally, each insurance company selling the Funds has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and possible market timing. Please refer to the Prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Funds and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Funds are also used as an investment option for variable product contracts of other insurance companies. These other insurance companies may not have adopted policies and procedures to discourage frequent or short-term trading or may have different policies and procedures than those described in your variable insurance product Prospectus. To the extent that the policies and procedures of the Funds and/or participating insurance companies are ineffective in discouraging frequent trading of Fund Shares, such trading may have the adverse consequences discussed above for the Funds and their long-term Shareholders. You should review your insurance contract Prospectus or plan document for more information regarding market timing, including any restrictions or limitations on trades made through a contract or plan.

Although the Funds have discouraged frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

HOUSEHOLDING

Householding is an option that may be available to certain Fund investors through their financial intermediary. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer or other financial intermediary if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or if you are currently enrolled in householding and wish to change your householding status.

HOW TO REDEEM SHARES

You may redeem Shares of the Funds only through participating insurance companies.

We redeem Shares of the Funds on any business day when the NYSE is open. The price at which a Fund will redeem a Share will be its NAV next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf.

Notes About Redemptions

To redeem Shares of a Fund on a particular day, the Fund or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, and then from the sale of portfolio securities. All the redemption payment methods will be used in regular and stressed market conditions. The Funds typically expect that it will pay the respective insurance company redemption proceeds by wire by the business day following the request.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. The Funds declares and pays net investment income dividends AT LEAST annually. Each Fund distributes capital gains, if any, at least annually. For more information about dividends and other Fund distributions in connection with any investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

MIXED AND SHARED FUNDING

As noted, the Funds were established exclusively to provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) under an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand the financial performance of each class of shares of each Fund for the past five fiscal years and are based on the financial information of each Fund’s predecessor fund. Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended prior to December 31, 2024 was audited by Ernst & Young LLP, the Predecessor Funds’ independent registered public accounting firm. The information for the fiscal year ended December 31, 2024 has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report to shareholders, which is available upon request.

NAA ALL CAP VALUE SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$32.82	$33.47	$38.53	$31.06	$32.89
Income (loss) from investment operations:
Net investment income[a]	0.46	0.53	0.52	0.38	0.56
Net realized and unrealized gain (loss) on investments	2.90	2.24	(1.15)	7.93	(0.33)
Total income (loss) from investment operations	3.36	2.77	(0.63)	8.31	0.23
Less distributions from:
Net investment income	(0.57)	(0.53)	(0.43)	(0.65)	(0.52)
Net realized gain	(1.79)	(2.89)	(4.00)	(0.19)	(1.54)
Total distributions	(2.36)	(3.42)	(4.43)	(0.84)	(2.06)
Net asset value, end of year	$33.82	$32.82	$33.47	$38.53	$31.06
Total Return[b,c]	10.25%	8.52%	(1.17%)	26.95%	1.88%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$89,880	$93,365	$93,912	$103,134	$91,661
Net investment income (loss)[d]	1.33%	1.63%	1.45%	1.06%	2.03%
Total expenses[d]	1.13%	1.14%	1.11%	1.13%	1.21%
Net expenses[e]	0.84%	0.85%[f]	0.86%[f]	0.87%[f]	0.87%[f]
Portfolio turnover rate	12%[g]	25%	30%	26%	22%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Alpha Variable Funds Trust are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include the expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
0.85%	0.86%	0.87%	0.87%

g	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

NAA LARGE CAP VALUE SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$40.02	$41.24	$46.81	$37.61	$40.55
Income (loss) from investment operations:
Net investment income[a]	0.63	0.69	0.67	0.52	0.82
Net realized and unrealized gain (loss) on investments	4.70	3.00	(1.48)	9.58	(0.51)
Total income (loss) from investment operations	5.33	3.69	(.81)	10.10	.31
Less distributions from:
Net investment income	(0.75)	(0.71)	(0.60)	(0.90)	(0.74)
Net realized gain	(4.20)	(4.20)	(4.16)	— [b]	(2.51)
Total distributions	(3.85)	(4.91)	(4.76)	(0.90)	(3.25)
Net asset value, end of year	$41.50	$40.02	$41.24	$46.81	$37.61
Total Return[b,c]	13.46%	9.27%	(1.32%)	27.03%	2.21%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$198,674	$199,575	$212,337	$236,817	$208,548
Net investment income[d]	1.51%	1.72%	1.53%	1.20%	2.40%
Total expenses[d]	1.02%	1.02%	1.02%	1.03%	1.09%
Net expenses[e]	0.76%	0.77%[f]	0.78%[f]	0.79%[f]	0.79%[f]
Portfolio turnover rate	8%[g]	22%	25%	22%	19%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Alpha Variable Funds Trust are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include the expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
0.77%	0.78%	0.79%	0.79%

g	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

NAA LARGE CORE SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$40.75	$32.61	$56.79	$49.39	$44.24
Income (loss) from investment operations:
Net investment income[a]	1.32	1.30	0.64	0.26	0.38
Net realized and unrealized gain (loss) on investments	9.12	7.43	(11.88)	13.22	7.46
Total income (loss) from investment operations	10.44	8.73	(11.24)	13.48	7.84
Less distributions from:
Net investment income	(1.43)	(0.59)	(0.27)	(0.41)	(0.74)
Net realized gains	—	—	(12.67)	(5.67)	(1.95)
Total distributions	(1.43)	(0.59)	(12.94)	(6.08)	(2.69)
Net asset value, end of year	$49.76	$40.75	$32.61	$56.79	$49.39
Total Return[b,c]	25.88%	26.90%	(20.67%)	28.48%	18.78%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$254,631	$227,504	$196,114	$269,971	$230,088
Net investment income[d]	2.87%	3.58%	1.54%	0.49%	0.88%
Total expenses[d]	1.16%	1.31%	1.18%	1.14%	1.22%
Net expenses[e]	0.89%	1.03%[f]	0.92%[f]	0.85%[f]	0.89%[f]
Portfolio turnover rate	123%[g]	52%	63%	34%	63%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
0.84%	0.87%	0.84%	0.87%

g	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

NAA LARGE GROWTH SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$19.01	$13.76	$26.38	$25.79	$19.82
Income (loss) from investment operations:
Net investment income[a]	0.57	0.55	0.24	0.09	0.16
Net realized and unrealized gain (loss) on investments	5.49	4.92	(7.87)	6.51	7.07
Total income (loss) from investment operations	6.06	5.47	(7.63)	6.60	7.23
Less distributions from:
Net investment income	(0.61)	(0.22)	(0.09)	(0.17)	(0.28)
Net realized gains	—	—	(4.90)	(5.84)	(0.98)
Total distributions	(0.61)	(0.22)	(4.99)	(6.01)	(1.26)
Net asset value, end of year	$24.46	$19.01	$13.76	$26.38	$25.79
Total Return[b,c]	32.18%	39.91%	(30.69%)	27.77%	37.87%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$59,454	$48,729	$37,061	$57,977	$49,478
Net investment income (loss)[d]	2.59%	3.35%	1.34%	0.34%	0.73%
Total expenses[d]	1.15%	1.51%	1.21%	1.20%	1.29%
Net expenses[e]	0.85%	1.18%[f]	0.92%[f]	0.88%[f]	0.88%[f]
Portfolio turnover rate	121%[g]	57%	65%	40%	66%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
0.88%	0.89%	0.87%	0.88%

g	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

NAA MID GROWTH SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$45.92	$36.82	$71.17	$72.46	$58.49
Income (loss) from investment operations:
Net investment income[a]	1.36	1.37	0.66	0.22	0.39
Net realized and unrealized gain (loss) on investments	6.51	8.32	(20.02)	9.44	17.43
Total income (loss) from investment operations	7.87	9.69	(19.36)	9.66	17.82
Less distributions from:
Net investment income	(1.51)	(0.59)	(0.20)	(0.40)	(0.84)
Net realized gain	—	—	(14.79)	(10.55)	(3.01)
Total distributions	(1.51)	(.59)	(14.99)	(10.95)	(3.85)
Net asset value, end of year	$52.28	$45.92	$36.82	$71.17	$72.46
Total Return[b,c]	17.37%	26.41%	(27.78%)	13.69%	32.10%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$157,975	$173,330	$145,173	$198,627	$190,920
Net investment income[d]	2.72%	3.35%	1.42%	0.30%	0.66%
Total expenses[d]	1.16%	1.35%	1.18%	1.16%	1.22%
Net expenses[e]	0.92%	1.11%[f]	0.96%[f]	0.89%[f]	0.89%[f]
Portfolio turnover rate	165%	67%	87%	60%	71%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
0.91%	0.91%	0.87%	0.88%

g	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

NAA SMALL CAP VALUE SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$43.17	$42.29	$46.70	$37.30	$41.39
Income (loss) from investment operations:
Net investment income[a]	0.36	0.47	0.51	0.27	0.32
Net realized and unrealized gain (loss) on investments	3.26	3.68	(2.37)	9.47	(1.36)
Total income (loss) from investment operations	3.62	4.15	(1.86)	9.74	(1.04)
Less distributions from:
Net investment income	(0.53)	(0.56)	(0.31)	(0.34)	(0.37)
Net realized gain	(1.96)	(2.71)	(2.24)	—	(2.68)
Total distributions	(2.49)	(3.27)	(2.55)	(.34)	(3.05)
Net asset value, end of year	$44.30	$43.17	$42.29	$46.70	$37.30
Total Return[b,c]	8.51%	10.29%	(3.74%)	26.18%	(0.97%)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$53,194	$62,219	$64,384	$73,837	$64,418
Net investment income[d]	0.82%	1.15%	1.17%	0.61%	0.97%
Total expenses[d]	1.27%	1.23%	1.21%	1.21%	1.29%
Net expenses[e]	1.12%	1.11%[f]	1.12%[f]	1.13%[f]	1.14%[f]
Portfolio turnover rate	15%[g]	25%	38%	32%	32%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
1.11%	1.12%	1.13%	1.13%

g	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

NAA SMALL GROWTH SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$26.73	$22.38	$46.01	$44.91	$34.53
Income (loss) from investment operations:
Net investment income[a]	0.70	0.75	0.38	0.10	0.17
Net realized and unrealized gain (loss) on investments	2.67	3.94	(12.10)	2.82	10.65
Total income (loss) from investment operations	3.37	4.69	(11.72)	2.92	10.82
Less distributions from:
Net investment income	(0.86)	(0.34)	(0.11)	(0.19)	(0.44)
Net realized gains	—	—	(11.80)	(1.63)	—
Total distributions	(0.86)	(0.34)	(11.91)	(1.82)	(0.44)
Net asset value, end of year	$29.24	$26.73	$22.38	$46.01	$44.91
Total Return[b,c]	12.68%[g]	21.01%	(26.61%)	6.54%	31.82%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$25,812	$26,630	$24,293	$37,011	$37,989
Net investment income[d]	2.47%	3.11%	1.29%	0.22%	0.49%
Total expenses[d]	1.45%	1.65%	1.43%	1.39%	1.50%
Net expenses[e]	1.04%	1.19%[f]	1.05%[f]	1.00%[f]	1.02%[f]
Portfolio turnover rate	150%[h]	80%	73%	64%	86%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include the expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
1.03%	1.04%	1.00%	1.01%

g	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset values for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.
h	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

NAA SMID CAP VALUE SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$72.15	$71.66	$83.11	$68.31	$69.18
Income (loss) from investment operations:
Net investment income[a]	0.71	0.91	1.03	0.61	1.21
Net realized and unrealized gain (loss) on investments	5.78	5.86	(3.04)	15.53	1.10 [g]
Total income (loss) from investment operations	6.49	6.77	(2.01)	16.14	2.31
Less distributions from:
Net investment income	(1.01)	(1.10)	(0.70)	(1.34)	(0.77)
Net realized gains	(2.06)	(5.18)	(8.74)	—	(2.41)
Total distributions	(3.07)	(6.28)	(9.44)	(1.34)	(3.18)
Net asset value, end of year	$75.57	$72.15	$71.66	$83.11	$68.31
Total Return[b,c]	9.05%	9.73%	(1.86%)	23.75%	4.30%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$143,402	$160,556	$165,068	$187,373	$172,440
Net investment income (loss)[d]	0.95%	1.30%	1.36%	0.76%	2.05%
Total expenses[d]	1.15%	1.15%	1.13%	1.14%	1.22%
Net expenses[e]	0.87%	0.88%[f]	0.89%[f]	0.90%[f]	0.90%[f]
Portfolio turnover rate	17%[h]	28%	40%	34%	38%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include the expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
0.88%	0.89%	0.90%	0.90%

g	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
h	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

NAA WORLD EQUITY INCOME SERIES

FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each year indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$13.53	$12.37	$17.74	$14.79	$14.45
Income (loss) from investment operations:
Net investment income[a]	0.28	0.28	0.32	0.34	0.22
Net realized and unrealized gain (loss) on investments	1.42	1.22	(2.01)	2.86	0.66
Total income (loss) from investment operations	1.70	1.50	(1.69)	3.20	0.88
Less distributions from:
Net investment income	(0.40)	(0.34)	(0.36)	(0.25)	(0.40)
Net realized gains	—	—	(3.32)	—	(0.14)
Total distributions	(0.40)	(0.34)	(3.68)	(0.25)	(0.54)
Net asset value, end of year	$14.83	$13.53	$12.37	$17.74	$14.79
Total Return[b,c]	12.59%	12.28%	(9.12%)	21.74%	6.65%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$111,162	$112,886	$113,334	$138,193	$126,007
Net investment income[d]	1.92%	2.22%	2.25%	2.02%	1.70%
Total expenses[d]	1.14%	1.14%	1.10%	1.15%	1.20%
Net expenses[e]	0.86%	0.87%[f]	0.88%[f]	0.89%[f]	0.89%[f]
Portfolio turnover rate	105%[g]	177%	140%	185%	196%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
c	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
d	Does not include expenses of the underlying investment companies in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/23	12/31/22	12/31/21	12/31/20
0.87%	0.88%	0.89%	0.89%

g	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	●	Social Security number
	●	Assets
	●	Retirement Assets
	●	Transaction History
	●	Checking Account Information
	●	Purchase History
	●	Account Balances
	●	Account Transactions
	●	Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies must share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons the Funds choose to share, and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as processing your transactions, maintaining your account(s), responding to court orders and legal investigations, or reporting to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (833) 840-3937

Who we are
Who is providing this notice?	New Age Alpha Variable Funds Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

We use security measures that comply with federal law to protect your personal information from unauthorized access and use. These measures include computer safeguards and secured files and buildings.

Our service providers are accountable for adhering to strict policies and procedures to prevent the misuse of your nonpublic personal information.

How do the Funds collect my personal information?	We collect your personal information, for example, when you
	●	Open an account
	●	Provide account information
	●	Give us your contact information
	●	Make deposits or withdrawals from your account
	●	Make a wire transfer
	●	Tell us where to send the money
	●	Tell us who receives the money
	●	Show your government-issued ID
	●	Show your driver’s license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	●	Sharing for affiliates’ everyday business purposes – information about your creditworthiness
	●	Affiliates from using your information to market to you
	●	Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	●	New Age Alpha Advisors, LLC (d/b/a New Age Alpha), the Fund’s investment adviser, could be deemed an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	●	The Funds do not share with nonaffiliates so that they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that market your financial products or services.
	●	The Funds do not jointly market.

FOR ADDITIONAL INFORMATION

Additional information about the Funds is included in the SAI, which is incorporated by reference.

Additional information about the Funds’ investments is available to shareholders in the Funds’ Annual and Semi-Annual Reports. In the Funds’ Annual Report, you will find a discussion of the market conditions and strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports, or other information about the Funds, or to make inquiries about the Fund, please call toll-free:

(833) 840-3937

This Prospectus, the SAI, and the most recent shareholder reports are also available without charge on the Funds’ website at www.naafunds.com or upon written request to the Funds at:

[Name of Fund]
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may request an additional copy of a Prospectus or an Annual or Semi-Annual Report at any time by calling or writing the Funds or downloading free of charge at www.naafunds.com. You may also request that Householding be eliminated from all your required mailings.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-23944